As filed with the Securities and Exchange Commission on May 23, 2013

Securities Act File No. 333-148826

Investment Company Act File No. 811-22175

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post Effective Amendment No. 164	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 165	☒

(Check appropriate box or boxes)

ALPS ETF TRUST

 (Exact Name of Registrant as Specified in its Charter)

1290 BroadwaySuite 1100Denver, Colorado 80203 (Address of Principal Executive Offices)

(303) 623-2577 Registrant’s Telephone Number

Tané T. Tyler, Esq.ALPS Fund Services, Inc.1290 BroadwaySuite 1100Denver, Colorado 80203  (Name and Address of Agent for Service)

Copy to:

Stuart M. Strauss, Esq.Dechert LLP1095 Avenue of the AmericasNew York, New York 10036

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On May 24, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 144 to its Registration Statement until May 24, 2013.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 144 under the Securities Act of 1933 and Amendment No. 145 under the Investment Company Act of 1940, filed on February 8, 2013, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 164 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on the 23rd day of May, 2013.

ALPS ETF TRUST

By:  /s/ Thomas A. Carter

Thomas A. Carter

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date
/s/ Mary K. Anstine	Trustee	May 23, 2013
Mary K. Anstine*
/s/ Jeremy W. Deems	Trustee	May 23, 2013
Jeremy W. Deems*
/s/ Rick A. Pederson	Trustee	May 23, 2013
Rick A. Pederson*
/s/ Thomas A. Carter	Trustee and President	May 23, 2013
Thomas A. Carter
/s/ Patrick D. Buchanan	Treasurer	May 23, 2013
Patrick D. Buchanan

*Signature affixed by Tané T. Tyler pursuant to a power of attorney dated December 8, 2008.